LEASES - Maturities of lease liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
LEASES
2023		$ 157,603
2024	$ 207,155	54,823
2025	123,546
2026	55,499
Total undiscounted lease payments	386,200	212,426
Less: imputed interest	(16,585)	(6,609)
Total lease liabilities	$ 369,615	$ 205,817